Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net income (loss)	$ 960,972	$ (1,052,613)
Adjustments to reconcile net loss to net cash used in operating activities -
Depreciation and amortization	23,368	57,605
Gain on sale of patents	(2,276,286)
Gain on sale of assets	(10,226)	(35,967)
Provision (benefit) for inventory write-down	14,033	(10,363)
Stock-based compensation expense	78,344	22,704
Non-cash interest expense	30,208	60,000
Changes in operating assets and liabilities -
Accounts receivable, net	(193,076)	356,376
Inventories	(30,648)	28,399
Prepaid expenses	3,945	(4,165)
Accounts payable	(129,079)	260,501
Customer advances	(29,905)	(64,776)
Accrued expenses and other	(27,165)	(31,226)
Net cash provided by (used in) operating activities	(1,585,515)	(413,525)
Cash Flows from Investing Activities:
Net proceeds from sale of patents	2,463,171
Proceeds from sale of assets	10,226	35,967
Additional patent costs	(1,724)	(18,452)
Net cash provided by investing activities	2,471,673	17,515
Cash Flows from Financing Activities:
Payment of principal and interest on 10% Senior Convertible Notes	(759,791)
Purchase of treasury stock (47,398 shares)		(474)
Net cash used in financing activities	(759,791)	(474)
Net increase (decrease) in cash and cash equivalents	126,367	(396,484)
Cash and cash equivalents, beginning of year	19,556	416,040
Cash and cash equivalents, end of year	145,923	19,556
Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for income taxes	912	912
Supplemental Disclosure of Noncash Investing and Financing Activities:
Issuance of common stock to satisfy deferred compensation obligations	$ 674,645